Horizon Multi-Factor U.S. Equity Fund
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Aerospace & Defense - 3.6%
General Dynamics Corp.	13,693	$ 5,084,896
Howmet Aerospace, Inc.	11,397	2,791,695
Huntington Ingalls Industries, Inc.	3,169	922,813
L3Harris Technologies, Inc.	4,666	1,242,322
Lockheed Martin Corp.	10,873	6,102,254
Northrop Grumman Corp.	4,599	2,482,080
RTX Corp.	44,409	9,225,082
		27,851,142

Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	7,006	1,328,688
FedEx Corp.	7,659	2,507,556
		3,836,244

Automobiles - 0.4%
General Motors Co.	31,131	2,687,228

Banks - 3.9%
Bank of America Corp.	311,591	19,299,947
Citizens Financial Group, Inc.	17,039	1,173,476
M&T Bank Corp.	3,786	885,697
PNC Financial Services Group, Inc.	17,356	4,159,018
US Bancorp	69,385	4,272,728
		29,790,866

Beverages - 2.5%
Coca-Cola Co.	145,448	12,896,874
Monster Beverage Corp. (a)	76,906	3,531,523
PepsiCo, Inc.	19,361	2,717,123
		19,145,520

Biotechnology - 2.8%
AbbVie, Inc.	43,870	11,249,146
Incyte Corp. (a)	9,841	1,212,608
Regeneron Pharmaceuticals, Inc.	3,951	3,157,165
Vertex Pharmaceuticals, Inc. (a)	10,262	5,587,864
		21,206,783

Building Products - 0.3%
Allegion PLC	6,427	997,792
Trane Technologies PLC	2,764	1,228,321
		2,226,113

Capital Markets - 2.3%
Bank of New York Mellon Corp.	23,125	3,729,600
CBOE Global Markets, Inc.	5,812	1,744,762
Charles Schwab Corp.	67,249	7,385,285
Interactive Brokers Group, Inc. - Class A	13,571	1,320,323
Nasdaq, Inc.	15,165	1,495,421
State Street Corp.	8,171	1,563,766
		17,239,157

Chemicals - 0.5%
CF Industries Holdings, Inc.	12,467	1,621,084
Linde PLC	4,309	2,109,600
		3,730,684

Commercial Services & Supplies - 0.7%
Cintas Corp.	9,493	1,915,592
Republic Services, Inc.	11,004	2,431,004
Veralto Corp.	13,576	1,338,186
		5,684,782

Communications Equipment - 1.8%
Cisco Systems, Inc.	97,691	10,793,878
F5, Inc. (a)	7,714	3,140,601
		13,934,479

Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	1,434	2,216,419
EMCOR Group, Inc.	1,490	1,094,465
		3,310,884

Consumer Finance - 0.7%
Capital One Financial Corp.	23,209	4,978,563

Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp.	6,426	6,065,437
Dollar General Corp.	10,585	1,341,649
Sysco Corp.	22,361	1,813,030
		9,220,116

Containers & Packaging - 0.4%
Avery Dennison Corp.	5,886	1,024,811
Ball Corp.	16,675	1,050,025
Packaging Corp. of America	3,983	931,783
		3,006,619

Diversified Telecommunication Services - 0.6%
AT&T, Inc.	122,690	3,176,444
Comcast Corp. - Class A	57,315	1,525,725
		4,702,169

Electric Utilities - 0.9%
Duke Energy Corp.	9,472	1,135,787
Edison International	18,664	1,007,483
Eversource Energy	13,610	954,605
Exelon Corp.	25,929	1,133,616
PG&E Corp.	116,544	1,546,539
PPL Corp.	30,528	1,041,921
		6,819,951

Electrical Equipment - 0.4%
AMETEK, Inc.	11,818	2,779,239

Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp. - Class A	36,775	5,830,676

Keysight Technologies, Inc. (a)	11,877	3,832,708
		9,663,384

Entertainment - 0.3%
TKO Group Holdings, Inc.	4,699	858,084
Walt Disney Co.	15,349	1,650,785
		2,508,869

Financial Services - 7.6%
Berkshire Hathaway, Inc. - Class B (a)	77,073	38,847,104
Corpay, Inc. (a)	2,648	1,070,586
MasterCard, Inc. - Class A	28,623	16,867,820
PayPal Holdings, Inc.	21,431	1,128,664
		57,914,174

Food Products - 0.2%
J M Smucker Co.	9,543	1,251,660

Ground Transportation - 0.6%
CSX Corp.	68,367	3,453,217
JB Hunt Transport Services, Inc.	4,694	1,246,116
		4,699,333

Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. (a)	45,785	2,211,416
Dexcom, Inc. (a)	11,006	1,002,206
		3,213,622

Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	9,307	2,183,608
Centene Corp. (a)	22,827	1,468,689
Cigna Group	5,016	1,384,817
CVS Health Corp.	45,905	4,310,939
Elevance Health, Inc.	7,316	2,871,823
Humana, Inc.	4,384	1,680,080
McKesson Corp.	3,966	3,511,179
Quest Diagnostics, Inc.	4,505	1,082,552
Universal Health Services, Inc. - Class B	4,526	770,914
		19,264,601

Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. - Class A (a)	23,251	4,260,048
Booking Holdings, Inc.	24,089	4,795,879
Darden Restaurants, Inc.	6,895	1,477,323
Expedia Group, Inc.	7,471	2,369,203
Las Vegas Sands Corp.	33,712	1,476,923
McDonald's Corp.	7,082	1,866,390
		16,245,766

Household Durables - 0.2%
NVR, Inc. (a)	239	1,509,340

Household Products - 0.4%
Church & Dwight Co., Inc.	13,041	1,301,231
Colgate-Palmolive Co.	16,851	1,513,557
		2,814,788

Industrial Conglomerates - 0.3%
3M Co.	11,797	2,027,079

Insurance - 3.4%
Allstate Corp.	12,781	3,294,942
Arch Capital Group Ltd. (a)	16,092	1,578,142
Assurant, Inc.	3,862	1,088,543
Chubb Ltd.	18,021	6,101,911
Cincinnati Financial Corp.	9,755	1,657,374
Globe Life, Inc.	6,680	1,153,436
Hartford Insurance Group, Inc.	15,249	2,094,908
Progressive Corp.	25,643	5,592,225
Travelers Cos., Inc.	9,989	3,655,275
		26,216,756

Interactive Media & Services - 5.0%
Alphabet, Inc. - Class A	112,574	38,201,987

IT Services - 0.4%
VeriSign, Inc.	10,278	2,962,942

Leisure Products - 0.2%
Hasbro, Inc.	17,280	1,626,048

Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	10,817	6,675,171

Machinery - 1.2%
IDEX Corp.	6,290	1,438,146
Nordson Corp.	3,406	1,095,778
Parker-Hannifin Corp.	4,321	4,232,160
Snap-on, Inc.	2,708	1,046,128
Wabtec Corp.	5,585	1,596,919
		9,409,131

Media - 0.3%
News Corp. - Class A	49,593	1,523,001
Omnicom Group, Inc.	11,560	1,011,847
		2,534,848

Metals & Mining - 1.3%
Newmont Goldcorp Corp.	40,990	5,167,199
Nucor Corp.	13,442	3,355,661
Steel Dynamics, Inc.	7,453	1,733,717
		10,256,577

Multi-Utilities - 0.4%
Ameren Corp.	8,845	937,659
Consolidated Edison, Inc.	13,568	1,452,047
Public Service Enterprise Group, Inc.	14,039	1,029,480
		3,419,186

Oil, Gas & Consumable Fuels - 6.4%
APA Corp.	32,474	1,401,253
Chevron Corp.	86,892	17,911,917

ConocoPhillips	55,185	7,311,461
Devon Energy Corp.	62,277	3,021,057
EOG Resources, Inc.	26,901	3,899,569
Marathon Petroleum Corp.	13,500	5,039,820
Phillips 66	19,733	4,865,763
Valero Energy Corp.	14,190	5,093,075
		48,543,915

Pharmaceuticals - 7.2%
Eli Lilly & Co.	26,652	30,829,168
Johnson & Johnson	57,457	15,274,944
Merck & Co., Inc.	59,136	8,737,935
		54,842,047

Professional Services - 0.4%
Broadridge Financial Solutions, Inc.	8,732	1,592,542
Verisk Analytics, Inc.	7,497	1,452,769
		3,045,311

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)	6,424	936,683

Semiconductors & Semiconductor Equipment - 10.7%
Analog Devices, Inc.	12,243	4,433,680
Lam Research Corp.	36,192	10,911,526
Micron Technology, Inc.	26,927	25,815,723
NVIDIA Corp.	157,926	34,866,902
Texas Instruments, Inc.	21,836	5,697,231
		81,725,062

Software - 8.2%
Adobe, Inc. (a)	18,530	5,425,399
Autodesk, Inc. (a)	9,749	2,520,409
Datadog, Inc. - Class A (a)	17,825	4,225,238
Fortinet, Inc. (a)	42,144	7,203,674
Microsoft Corp.	79,608	40,384,342
PTC, Inc. (a)	15,913	2,478,291
		62,237,353

Specialty Retail - 1.8%
Best Buy Co., Inc.	19,756	1,583,443
Ross Stores, Inc.	18,677	4,268,442
TJX Cos., Inc.	47,651	6,380,945
Ulta Beauty, Inc. (a)	2,735	1,468,969
		13,701,799

Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	121,252	38,418,696
Dell Technologies, Inc. - Class C	16,345	7,453,483
Hewlett Packard Enterprise Co.	70,648	3,690,652
Sandisk Corp. (a)	4,559	7,142,585
Seagate Technology Holdings PLC	7,676	6,358,645
		63,064,061

Textiles, Apparel & Luxury Goods - 0.2%
Ralph Lauren Corp. - Class A	5,150	1,786,535

Tobacco - 1.0%
Altria Group, Inc.	26,033		1,782,740
Philip Morris International, Inc.	32,285		6,046,980
			7,829,720

Trading Companies & Distributors - 0.5%
United Rentals, Inc.	2,010		2,086,380
WW Grainger, Inc.	1,163		1,522,937
			3,609,317
TOTAL COMMON STOCKS (Cost $662,800,639)			745,887,604

REAL ESTATE INVESTMENT TRUSTS - 1.7%	Shares		Value
Health Care REITs - 0.1%
Healthpeak Properties, Inc.	48,814		1,016,307

Hotel & Resort REITs - 0.2%
Host Hotels & Resorts, Inc.	61,625		1,351,436

Residential REITs - 0.2%
Invitation Homes, Inc.	49,191		1,433,426

Retail REITs - 0.6%
Federal Realty Investment Trust	8,977		1,041,601
Kimco Realty Corp.	41,294		979,081
Realty Income Corp.	18,365		1,125,407
Regency Centers Corp.	16,901		1,263,688
			4,409,777

Specialized REITs - 0.6%
American Tower Corp.	9,821		1,725,550
Equinix, Inc.	3,284		3,437,428
			5,162,978
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,719,185)			13,373,924

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares		Value
First American Government Obligations Fund - Class X, 3.59% (b)	4,645,452		4,645,452
TOTAL MONEY MARKET FUNDS (Cost $4,645,452)			4,645,452

TOTAL INVESTMENTS - 100.0% (Cost $680,165,276)			763,906,980
Liabilities in Excess of Other Assets - (0.0)% (c)		(0.00025)	(191,770)
TOTAL NET ASSETS - 100.0%			$ 763,715,210

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Horizon Multi-Factor U.S. Equity Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 745,887,604	$ –	$ –	$ 745,887,604
Real Estate Investment Trusts	13,373,924	–	–	13,373,924
Money Market Funds	4,645,452	–	–	4,645,452
Total Investments	$ 763,906,980	$ –	$ –	$ 763,906,980

Refer to the Schedule of Investments for further disaggregation of investment categories.